Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Basis of financial statements:
Purchases of available-for-sale debt securities (including purchases of debt securities under the fair value option)				¥ 101,306,253	¥ 87,816,718	¥ 81,002,626
Net increase in loans				3,620,030	1,565,920	1,402,980
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions				348,469	(3,758,551)	(1,113,515)
Net decrease in deposits				2,227,431	4,134,276	6,141,360
Net increase (decrease) in due to trust account and other short-term borrowings				¥ 12,379,688	¥ 822,146	¥ (8,467,520)
Increase in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	¥ 13,230	¥ 16,870	¥ 72,250
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses				10.00%
Adjustment staff accounting bulletin 122
Basis of financial statements:
Purchases of available-for-sale debt securities (including purchases of debt securities under the fair value option)				¥ 101,305
Net increase in loans				103,793
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions				(504,562)
Net decrease in deposits				(627,992)
Net increase (decrease) in due to trust account and other short-term borrowings				¥ 314,837
Minimum
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position				50.00%
Commercial | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Commercial | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Commercial | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				1 month
Card | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Card | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Krungsri | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Residential | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Residential | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Residential | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				6 months